Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Market price of Company's stock	$ 64.85	$ 62.85	$ 49.12